Loans and Allowance for Loan Losses (Tables)	12 Months Ended
Dec. 31, 2017
Loans and Allowance For Loan Losses [Abstract]
Categories of Loans
Categories of loans at December 31, include:

	2017	2016
	(In thousands)

Commercial loans	$81,327	$74,514
Commercial real estate	198,936	191,686
Residential real estate	75,853	76,154
Installment loans	12,473	14,367

Total gross loans	368,589	356,721

Less allowance for loan losses	(2,122)	(2,341)

Total loans	$366,467	$354,380

Allowance for Loan Losses and Recorded Investment in Loans
The following tables present the balance in the allowance for loan losses and the recorded investment in loans based on portfolio segment and impairment method as of December 31, 2017 and 2016:

	2017
	Commercial	Commercial Real Estate	Residential	Installment	Unallocated	Total
	(In thousands)
Allowance for loan losses:
Balance, beginning of year	$495	$804	$591	$107	$344	$2,341
Provision charged to expense	39	118	(97)	296	(256)	100
Losses charged off	(49)	(81)	(78)	(230)	––	(438)
Recoveries	52	2	20	45	––	119
Balance, end of year	$537	$843	$436	$218	$88	$2,122
Ending balance: individually evaluated for impairment	$—	$73	$––	$––	$––	$73
Ending balance: collectively evaluated for impairment	$537	$770	$436	$218	$88	$2,049

Loans:
Ending balance: individually evaluated for impairment	$83	$619	$––	$306	$––	$1,008
Ending balance: collectively evaluated for impairment	$75,205	$195,108	$76,501	$12,567	$––	$359,381

	2016
	Commercial	Commercial Real Estate	Residential	Installment	Unallocated	Total
	(In thousands)
Allowance for loan losses:
Balance, beginning of year	$184	$597	$170	$113	$1,373	$2,437
Provision charged to expense	235	213	542	340	(1,029)	301
Losses charged off	(2)	(108)	(143)	(417)	––	(670)
Recoveries	78	102	22	71	––	273
Balance, end of year	$495	$804	$591	$107	$344	$2,341
Ending balance: individually evaluated for impairment	$11	$108	$––	$––	$––	$119
Ending balance: collectively evaluated for impairment	$484	$696	$591	$107	$344	$2,222

Loans:
Ending balance: individually evaluated for impairment	$3,148	$1,178	$––	$326	$––	$4,652
Ending balance: collectively evaluated for impairment	$71,366	$190,508	$76,154	$14,041	$––	$352,069

Portfolio Quality Indicators
The following table shows the portfolio quality indicators as of December 31, 2017:

Loan Class	Commercial	Commercial Real Estate	Residential	Installment	Total
	(In thousands)

Pass Grade	$78,652	$195,063	$75,853	$12,167	$361,735
Special Mention	20	3,066	––	––	3,086
Substandard	2,655	807	––	306	3,768
Doubtful	––	––	––	––	––

	$81,327	$198,936	$75,853	$12,473	$368,589

The following table shows the portfolio quality indicators as of December 31, 2016:

Loan Class	Commercial	Commercial Real Estate	Residential	Installment	Total
	(In thousands)

Pass Grade	$71,302	$187,255	$76,154	$14,041	$348,752
Special Mention	64	3,253	––	––	3,317
Substandard	3,148	1,178	––	326	4,652
Doubtful	––	––	––	––	––

	$74,514	$191,686	$76,154	$14,367	$356,721

Loan Portfolio Aging Analysis
The following table shows the loan portfolio aging analysis of the recorded investment in loans as of December 31, 2017:

	30-59 Days Past Due and Accruing	60-89 Days Past Due and Accruing	Greater Than 90 Days and Accruing	Non Accrual	Total Past Due and Non Accrual	Current	Total Loans Receivable
	(In thousands)
Commercial	$56	$—	$—	$83	$139	$81,188	$81,327
Commercial real estate	262	—	––	500	762	198,174	198,936
Residential	559	306	—	760	1,625	74,228	75,853
Installment	61	40	––	52	153	12,320	12,473
Total	$938	$346	$—	$1,395	$2,679	$365,910	$368,589

The following table shows the loan portfolio aging analysis of the recorded investment in loans as of December 31, 2016:

	30-59 Days Past Due and Accruing	60-89 Days Past Due and Accruing	Greater Than 90 Days and Accruing	Non Accrual	Total Past Due and Non Accrual	Current	Total Loans Receivable
	(In thousands)
Commercial	$153	$105	$75	$49	$382	$74,132	$74,514
Commercial real estate	—	55	––	335	390	191,296	191,686
Residential	805	135	161	922	2,023	74,131	76,154
Installment	213	8	––	55	276	14,091	14,367
Total	$1,171	$303	$236	$1,361	$3,071	$353,650	$356,721

Impaired Loans
The following table presents impaired loans for the year ended December 31, 2017:

	Recorded Balance	Unpaid Principal Balance	Specific Allowance	Average Investment in Impaired Loans	Interest Income Recognized
	(In thousands)
Loans without a specific valuation allowance:
Commercial	$83	$83	$––	$90	$5
Commercial real estate	209	317	––	635	13
Installment	306	306	––	312	3

	598	598	––	1,037	21
Loans with a specific valuation allowance:
Commercial	$—	$—	$—	$—	$7
Commercial real estate	410	410	73	392	14
Installment	—	—	—	—	—

	410	410	73	392	21

Total:
Commercial	$83	$83	$—	$90	$12
Commercial Real Estate	$619	$619	$73	$1,027	$27
Installment	$306	$306	$—	$312	$3

The following table presents impaired loans for the year ended December 31, 2016:

	Recorded Balance	Unpaid Principal Balance	Specific Allowance	Average Investment in Impaired Loans	Interest Income Recognized
	(In thousands)
Loans without a specific valuation allowance:
Commercial	$2,975	$2,975	$––	$2,930	$142
Commercial real estate	658	766	––	1,176	43
Installment	326	326	––	328	13

	3,959	4,067	––	4,434	198
Loans with a specific valuation allowance:
Commercial	173	173	11	188	8
Commercial real estate	520	520	108	586	26
Installment	––	––	––	––	2

	693	693	119	774	36

Total:
Commercial	$3,148	$3,148	$11	$3,118	$150
Commercial Real Estate	$1,178	$1,286	$108	$1,762	$69
Installment	$326	$326	$—	$328	$15

Troubled Debt Restructurings on Financing Receivables
The following tables present information regarding troubled debt restructurings by class and by type of modification for the years ended December 31, 2017 and 2016:

	Year Ended December 31, 2017
	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
		(In thousands)

Commercial	2	$40	$40
Commercial real estate	3	208	188

	Year Ended December 31, 2017
	Interest Only	Term	Combination	Total Modification
		(In thousands)

Commercial	$––	$40	$––	$40
Commercial real estate	––	188	––	188

	Year Ended December 31, 2016
	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
		(In thousands)

Commercial	1	$17	$17
Commercial real estate	3	116	116

	Year Ended December 31, 2016
	Interest Only	Term	Combination	Total Modification
		(In thousands)

Commercial	$––	$17	$––	$17
Commercial real estate	––	116	––	116